Note 9 - Exploration and Evaluation Assets	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
9.	Exploration and Evaluation Assets

	For the year ended
	November 30,
	2023	2022
	($)	($)
Balance at the beginning of year	56,788	54,475
Mineral rights and property acquired	-	134
Mineral property option payment	501	-
Mineral property option grant	-	(1,152)
Impairment of exploration and evaluation assets	(1,809)	-
	55,480	53,457
Change in reclamation estimate	53	(57)
Foreign currency translation adjustments	1,282	3,388
Balance at the end of year	56,815	56,788

Exploration and evaluation assets on a project basis are as follows:

	November 30,	November 30,
	2023	2022
	($)	($)
La Mina	14,926	14,326
Titiribi	12,161	12,027
Crucero	7,135	7,056
Yellowknife	7,061	7,090
Cachoeira	6,489	6,086
São Jorge	5,467	5,128
Yarumalito	1,685	1,668
Whistler	1,076	984
Surubim	354	1,989
Batistão	246	230
Montes Áureos and Trinta	187	176
Rea	28	28
Total	56,815	56,788

Almaden

On June 13, 2022, the Company and its subsidiary entered into an option agreement (the "Option Agreement") with NevGold and a subsidiary of NevGold, pursuant to which, among other things, it agreed to grant an option to acquire 100% of the Company's Almaden Project to a subsidiary of NevGold (NevGold have elected to rename the property Nutmeg Mountain). Pursuant to the terms thereof, on July 4, 2022 (the "Option Agreement Closing Date"), the Company closed the grant of the option to NevGold's subsidiary for 4,444,444 common shares of NevGold ("NevGold Shares”) with a fair value of $2,489, based on the closing NevGold Share price of $0.56 as traded on the Option Agreement Closing Date. As the carrying value of the Almaden Project was $1,110 on the Option Agreement Closing Date, the Company recorded a recovery on receipt of mineral property option payment of $1,379 during the year ended November 30, 2022.

To exercise the option, NevGold must, among other things:

●

make additional payments totaling $6,000 to GoldMining's subsidiary between January 1, 2023 and January 1, 2024, which payments may be satisfied by NevGold in cash or through the issuance of NevGold Shares, on the following dates:

o	January 1, 2023: $1,500 (completed)
o	July 1, 2023: $1,500 (completed)
o	January 1, 2024: $3,000 (completed)

The above completed payments were all settled through the issuance of NevGold shares to the Company.

●	complete qualifying expenditures on the Project totaling $2,250, comprised of $1,500 on or before June 1, 2023 (completed), and a further $750 on or before December 31, 2023 (completed).

●	Additionally, NevGold is required to make success-based contingent payments totaling up to $7,500 to GoldMining, payable in cash or shares at the election of NevGold based on the following:
o	$500 on completion of a positive Preliminary Economic Assessment
o	$2,500 on completion of a positive Preliminary Feasibility Study
o	$4,500 on completion of a positive Feasibility Study

Pursuant to the Option Agreement, in the year ended November 30, 2022, the Company also completed an initial strategic investment in NevGold by subscribing for 1,481,481 NevGold Shares at a price of $0.675 per share, which was based upon the volume weighted average price ("VWAP") of the NevGold Shares for the 30-trading day period prior to the date the Option Agreement was entered into, for a total subscription of $1,000.

GoldMining agreed to, subject to certain conditions, purchase additional NevGold equity in an amount to the lesser of $1,250 and 40% of the total gross proceeds raised by NevGold in certain qualifying financings announced prior to November 30, 2022. The Company completed the purchase of shares and warrants in NevGold with a value of $1,250 on December 5, 2022 (Note 6).

On January 1, 2023 and July 13, 2023, pursuant to the Option Agreement, the Company received 3,658,536 and 4,109,589, respectively, of common shares of NevGold with fair values of $1,134 and $1,562, respectively (Note 6).

As the carrying value of the Almaden Project was $nil on the date of the receipt of the option payments during 2023, the Company recorded a recovery on receipt of mineral property option payments of $2,696 during the year ended November 30, 2023.

Subsequent to year end, the terms of the Option Agreement were completed by NevGold (Note 20).

Surubim

The Company's Surubim Project consists of the Surubim and Rio Novo concessions located in Pará State, Brazil. During the year ended November 30, 2023, the Company continued efforts to negotiate an extension for its Rio Novo concessions under the Jarbas Agreement, but after failing to settle, provided the property vendor with a notice of termination, which is subject to acceptance by the vendor. As a result, the Company impaired exploration and evaluation assets associated with the Rio Novo concessions in the amount of $1,809.

Exploration Expenditures

Exploration expenditures on a project basis for the periods indicated are as follows:

			For the period from
	For the year ended		incorporation,
	November 30,		September 9, 2009, to
	2023	2022	November 30, 2023
	($)	($)	($)
Whistler	6,828	704	10,418
La Mina	529	1,462	3,216
São Jorge	439	272	1,857
Yarumalito	261	52	427
Titiribi	247	267	2,349
Crucero	195	123	630
Yellowknife	91	124	1,359
Rea	70	29	367
Cachoeira	48	27	6,816
Almaden	2	53	314
Surubim	-	-	210
Other Exploration Expenses	-	2	3,419
Total	8,710	3,115	31,382